Restructuring charges - Schedule of Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Reserve [Roll Forward]
Opening provision	$ 6,022	$ 10,311
Additional provision in the year	36,704	4,364
Utilization	(35,727)	(8,653)
Ending provision	$ 6,999	$ 6,022